CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash	$ 177,750	$ 133,873	$ 42,008
Total Current Assets	177,750	133,873	42,008
Other Assets
Certificates of Deposit	172,965	172,880	172,499
Prepaid Expenses	57,373	57,373	0
Deferred Financing Costs, net	50,630	22,966	14,471
Mining Claims – Unproved	1,795,780	1,797,488	1,797,488
Property, Plant & Equipment, net of accumulated depreciation	578,252	608,038	635,212
Available For Sale Securities	22,500	22,500	12,550
Reclamation Bond – Fraser River	5,000	5,000	2,000
Total Other Assets	2,682,500	2,686,245	2,634,220
TOTAL ASSETS	2,860,250	2,820,118	2,676,228
Current Liabilities
Accounts Payable	60,913	41,611	56,617
Accrued Expenses - Related Party	832,474	820,474	884,474
Accrued Expenses – Ruby Mine	0	0	12,250
Accrued Interest	127,740	101,366	41,363
Convertible notes payable (net of discounts of $476,039, $264,389 and $166,307, respectively)	986,115	836,858	608,193
Advance Gold Sales (net of discounts of $45, $4,289 and $0, respectively)	49,955	195,711	0
Deferred Gain	0	0	9,835
Derivative Liabilities – Convertible Debt	778,156	696,648	496,827
Derivative Liabilities – Advances on Gold	5,556	22,223	0
Note Payable – Ruby Mine Mortgage	470,118	627,101	1,774,822
Note Payable - Equipment	13,659	41,687	0
Total Current Liabilities	3,324,686	3,383,679	3,884,381
Long-Term Liabilities
Note Payable – Ruby Mine Mortgage, net of current portion	1,290,012	1,205,537	0
Note Payable – Equipment, net of current portion	23,641	0	0
Asset Retirement Obligation	4,602	6,158	5,584
Total Long-Term Liabilities	1,318,255	1,211,695	5,584
Total Liabilities	4,642,941	4,595,374	3,889,965
Commitment & Contingencies
Common shares subject to redemption, stated at estimated redemption value, 10,217,468, 10,217,468 and 4,517,601 shares outstanding at March 31, 2014, December 31, 2013 and December 31, 2012, respectively	682,402	667,758	367,490
Total Commitment & Contingencies	682,402	667,758	367,490
Stockholders’ Equity (Deficit)
Common stock, $0.001 par value, 250,000,000 shares authorized, 142,313,975, 127,897,079 and 97,485,130 shares issued and outstanding at March 31, 2014, December 31, 2013 and December 31, 2012, respectively	142,315	127,898	97,485
Additional Paid-In Capital	13,325,838	12,962,791	11,805,636
Accumulated Other Comprehensive Income	(2,550)	(2,550)	(12,500)
Stock Payable	12,800	0	0
Deficit Accumulated During Exploration Stage	(15,947,496)	(15,535,153)	(13,475,848)
Total Stockholders’ Equity (Deficit)	(2,465,093)	(2,443,014)	(1,581,227)
TOTAL LIABILITIES, COMMITMENTS & CONTINGENCIES, & STOCKHOLDERS’ EQUITY (DEFICIT)	2,860,250	2,820,118	2,676,228
Series I Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred Stock	0	0	0
Series G Preferred Stock [Member]
Stockholders’ Equity (Deficit)
Preferred Stock	$ 4,000	$ 4,000	$ 4,000